SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 16 – SEGMENT INFORMATION

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Company’s CODM is Mr. Bong Lau, the Chief Executive Officer and Chairman of the board of directors.

The Company designs, manufactures, and sells locks. The Group’s organizational structure is managed on the basis of its unified business model. The CODM evaluates the business as a single unit based on the nature of the products, the manufacturing process, and the distribution network. The Company manages its business as one operating segment because:

a)	Internal Reporting: The Company’s internal management reporting is consolidated and does not distinguish between different product lines or geographical divisions below the consolidated level.
b)	Resource Allocation: The CODM allocates resources (such as capital expenditures for production lines and R&D budgets) based on the overall performance of the enterprise rather than specific product categories.
c)	Homogeneity: All products share similar manufacturing technologies, supply chains, and quality control processes.

The accounting policies of the single segment are the same as described in the significant accounting policies. The CODM assesses performance for the single segment and decides how to allocate resources based on net (loss)/profit that also is reported on the consolidated statements of operations and comprehensive (Loss)/Income as consolidated net (loss)/profit. The measure of the single segment assets is reported on the Consolidated Balance Sheets as total consolidated assets.

The CODM reviews revenues and expenses at the consolidated level to evaluate return on assets, monitor budget-to-actual variances, and conduct competitive benchmarking against industry peers. Significant expenses reviewed within net (loss)/profit include cost of revenues (primarily raw materials and direct labor), research and development expenses (focused on lock mechanisms and IoT technology), sales and marketing expenses, and general and administrative expenses. These items are separately presented on the consolidated statements of operations and comprehensive (loss)/income.

The following table sets forth the Company’s revenue from customers by geographical areas based on the location of the customers:

	For the years ended
	December 31,
	2025	2024	2023
US	$3,489,533	$7,393,736	$6,364,773
Taiwan	800,950	—	—
Canada	203,089	112,815	78,584
Total	$4,493,572	$7,506,551	$6,443,357

The following table sets forth the Company’s property and equipment, for the purpose of geographical information:

	As of December 31,
	2025	2024
PRC	$899,384	$4,241,628
Hong Kong	482,058	683,889
Total	$1,381,442	$4,925,517